Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (USD'000)	$ (3,268)	$ 5,770	$ (4,827)
Ordinary shares used in net earnings / (loss) per share computation:
Basic weighted average F shares outstanding	7,799,766	6,610,293	6,610,293
Weighted average shares outstanding - diluted	7,799,766	6,610,293	6,610,293
Net earnings / (loss) per share
Basic weighted average loss per share (USD)	$ (0.21)	$ 0.41	$ (0.34)
Diluted weighted average loss per share (USD)	$ (0.21)	$ 0.41	$ (0.34)
Net earnings / (loss) per F share
Total number of ordinary shares from dilutive vehicles with anti-dilutive effect	1,559,828
F Share
Ordinary shares used in net earnings / (loss) per share computation:
Basic weighted average F shares outstanding	1,499,700	1,499,700	1,499,700
Weighted average shares outstanding - diluted	1,499,700	1,499,700	1,499,700
Net earnings / (loss) per share
Basic weighted average loss per share (USD)	$ (1.07)	$ 2.04	$ (1.71)
Diluted weighted average loss per share (USD)	$ (1.07)	$ 2.04	$ (1.71)
Net earnings / (loss) per F share
Total number of F shares from dilutive vehicles with anti-dilutive effect	77